Financial assets and liabilities at fair value - Assets and liabilities Sensitivity analysis - level 3 (Details) kr in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018 SEK (kr)	Dec. 31, 2017 SEK (kr)	Dec. 31, 2016 SEK (kr)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity, interest rate appreciation basis points	10
Sensitivity, interest rate depreciation basis points	(10)
Sensitivity, correlations appreciation percentage points	10
Sensitivity, correlations depreciation percentage points	(10)
Sensitivity, credit spreads appreciation basis points	10
Sensitivity, interest rate depreciation basis points	(10)
Sensitivity, correlations maximum positive relationship		1
Sensitivity correlations significant unobservable inputs maximum negative relationship		(1)
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Net assets (liabilities)	kr (41,148)	kr (43,841)	kr (50,364)
Level 3 | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity liabilities	221	214
Level 3 | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity liabilities	(218)	(211)
Level 3 | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity liabilities	218	211
Level 3 | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity liabilities	kr (216)	(208)
Level 3 | Interest rate | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads asset	10
Level 3 | Interest rate | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads asset	(10)
Level 3 | Other interest-bearing securities except loans
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value	kr 0	0	257
Level 3 | Other interest-bearing securities except loans | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity asset	0	0
Level 3 | Other interest-bearing securities except loans | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity asset	0	0
Level 3 | Other interest-bearing securities except loans | Interest rate | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value	0
Level 3 | Other interest-bearing securities except loans | Interest rate | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity asset	0
Level 3 | Other interest-bearing securities except loans | Interest rate | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity asset	0
Level 3 | Derivatives
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value	(576)
Net assets (liabilities)	(576)	(846)	(2,404)
Level 3 | Derivatives | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity liabilities	(64)	(167)
Level 3 | Derivatives | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity liabilities	67	155
Level 3 | Derivatives | Equity | Option Model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value	kr 2
Level 3 | Derivatives | Equity | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation asset	0.76
Sensitivity liabilities	kr 1
Level 3 | Derivatives | Equity | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation asset	(0.02)
Sensitivity liabilities	kr (1)
Level 3 | Derivatives | Interest rate | Option Model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value	kr 959
Level 3 | Derivatives | Interest rate | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation asset	0.22
Sensitivity liabilities	kr (93)
Level 3 | Derivatives | Interest rate | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation asset	(0.21)
Sensitivity liabilities	kr 91
Level 3 | Derivatives | Currency risk | Option Model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value	kr (1,364)
Level 3 | Derivatives | Currency risk | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	0.91
Sensitivity liabilities	kr 27
Level 3 | Derivatives | Currency risk | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	(0.82)
Sensitivity liabilities	kr (23)
Level 3 | Derivatives | Other | Option Model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value	kr (173)
Level 3 | Derivatives | Other | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	0.63
Sensitivity liabilities	kr 1
Level 3 | Derivatives | Other | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	(0.05)
Sensitivity liabilities	kr 0
Level 3 | Senior securities issued
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value	(40,572)	(42,995)	kr (48,217)
Level 3 | Senior securities issued | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity asset	285
Sensitivity liabilities		381
Level 3 | Senior securities issued | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity liabilities	(285)	kr (366)
Level 3 | Senior securities issued | Equity | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads liabilities		10
Sensitivity liabilities	10
Level 3 | Senior securities issued | Equity | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads liabilities		(10)
Sensitivity liabilities	(10)
Level 3 | Senior securities issued | Equity | Option Model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value	kr (706)
Level 3 | Senior securities issued | Equity | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	0.76
Sensitivity liabilities	kr (1)
Level 3 | Senior securities issued | Equity | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	(0.02)
Sensitivity liabilities	kr 1
Level 3 | Senior securities issued | Interest rate | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads liabilities		10
Sensitivity liabilities	106
Level 3 | Senior securities issued | Interest rate | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads liabilities		(10)
Sensitivity liabilities	(103)
Level 3 | Senior securities issued | Interest rate | Option Model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value	kr (39,723)
Level 3 | Senior securities issued | Interest rate | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	0.22
Sensitivity liabilities	kr 96
Level 3 | Senior securities issued | Interest rate | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	(0.21)
Sensitivity liabilities	kr (93)
Level 3 | Senior securities issued | Currency risk | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads liabilities		10
Sensitivity liabilities	101
Level 3 | Senior securities issued | Currency risk | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads liabilities		(10)
Sensitivity liabilities	(101)
Level 3 | Senior securities issued | Currency risk | Option Model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value	kr (32)
Level 3 | Senior securities issued | Currency risk | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	0.91
Sensitivity liabilities	kr (29)
Level 3 | Senior securities issued | Currency risk | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	(0.82)
Sensitivity liabilities	kr 24
Level 3 | Senior securities issued | Other | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads liabilities		10
Sensitivity liabilities	3
Level 3 | Senior securities issued | Other | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads liabilities		(10)
Sensitivity liabilities	(3)
Level 3 | Senior securities issued | Other | Option Model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value	kr (111)
Level 3 | Senior securities issued | Other | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	0.63
Sensitivity liabilities	kr (1)
Level 3 | Senior securities issued | Other | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation liabilities	(0.05)
Sensitivity liabilities	kr 0